Tax	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Tax	Tax

Tax expense
	2024	2023	2022
	£m	£m	£m
Current tax	497	386	(283)
– for this year	387	359	(243)
– adjustments in respect of prior years	110	27	(40)
Deferred tax	288	41	(363)
– origination and reversal of temporary differences	272	25	(529)
– effect of changes in tax rates	—	—	33
– adjustments in respect of prior years	16	16	133
Year ended 31 Dec[1]	785	427	(646)
1    In addition to amounts recorded in the income statement, a tax charge of £61m (2023: charge of £334m; 2022 credit of £393m ) was recorded directly to equity.
The group’s profits are taxed at different rates depending on the country in which they arise. The key applicable corporate tax rates in 2024 included the UK and France. The UK tax rate applying to HSBC Bank plc and its banking subsidiaries in 2024 was a rate of 28% (2023: 27.75%), comprising 25% corporation tax plus 3% surcharge on UK banking profits. The applicable tax rate in France was 26% (2023: 26%). Other overseas subsidiaries and overseas branches provided for taxation at the appropriate rates in the countries in which they operate.
In July 2023, legislation was enacted in the UK, the jurisdiction of the Bank’s ultimate parent entity, HSBC Holdings plc, introduced the ‘Pillar Two’ global minimum tax model rules (the ‘rules’) of the Organisation for Economic Cooperation and Development (‘OECD’)’s Inclusive Framework on Base Erosion and Profit Shifting (‘BEPS’), with effect from 1 January 2024. Under these rules, a top-up tax liability arises where the effective tax rate of the group’s operations in a jurisdiction, calculated based on principles set out in the OECD’s Pillar Two model rules, is below 15%. Any additional tax arising in relation to jurisdictions in which a Qualified Domestic Minimum Top-up Tax (‘QDMTT’) applies will be payable to the tax authority in that jurisdiction. Where there is no QDMTT, any resulting tax is payable by HSBC Holdings plc, being the group’s ultimate parent, to the UK tax authority. New corporate income tax rules apply in Bermuda and the Channel Islands from 1 January 2025 and are expected to result in local tax liabilities at an effective tax rate of 15% in these jurisdictions.
Top-up tax liabilities are expected to arise in respect of four jurisdictions in 2024, in particular Jersey and Bermuda, due to low statutory tax rates.
Tax reconciliation
The tax charged to the income statement differs from the tax expense that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2024		2023		2022
	£m	%	£m	%	£m	%
Profit/(loss) before tax	2,068		2,152		(1,199)
Tax expense
Taxation at UK corporation tax rate	516	25.0	506	23.5	(228)	19.0
Impact of taxing overseas profits at different rates	(116)	(5.6)	(20)	(0.9)	(75)	6.3
UK banking surcharge	5	0.2	5	0.2	(47)	3.9
Items increasing the tax charge in 2024:
– movements in unrecognised deferred tax	149	7.2	(81)	(3.8)	(268)	22.4
– adjustments in respect of prior periods	147	7.1	58	2.7	93	(7.8)
– loss (gain) on business disposals	60	2.9	(74)	(3.4)	—	—
– local taxes and overseas withholding taxes	56	2.7	19	0.9	4	(0.3)
– UK and European bank levies	45	2.2	78	3.6	50	(4.2)
– provisions for fines and penalties	12	0.6	23	1.1	3	(0.3)
– other	4	0.2	25	1.2	(5)	0.4
Items reducing the tax charge in 2024:
– deductions for AT1 coupon payments	(64)	(3.1)	(60)	(2.8)	(55)	4.6
– movements in provisions for uncertain tax positions	(20)	(1.0)	(11)	(0.5)	(110)	9.2
– effect of (profits)/losses in associates and joint ventures	(7)	(0.3)	5	0.2	5	(0.4)
– non-taxable income and gains	(2)	(0.1)	(21)	(1.0)	(93)	7.8
– impact of held for sale adjustments	—	—	(25)	(1.2)	47	(3.9)
– impact of changes in tax rates	—	—	—	—	33	(2.8)
Year ended 31 Dec	785	38.0	427	19.8	(646)	53.9
The effective tax rate for the year was 38.0% (2023: 19.8%; 2022: 53.9%). The 2024 effective tax rate of 38.0% reflects the mix of profits and losses in different jurisdictions and is increased by the derecognition of deferred tax on French tax losses, charges in respect of prior years, in particular in the UK, losses on business disposals and charges for withholding taxes.
The effective tax rate for 2023 of 19.8% was reduced by the recognition of a deferred tax asset for prior period excess expenses in HSBC Life (UK) and the non-taxable gain arising on the transfer of the Guernsey branch to PBRS and increased by non-deductible UK and European bank levy expenses and charges in respect of prior periods.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. The current tax asset includes an estimate of tax recoverable from HMRC with regards to past dividends received from EU resident companies. The ultimate resolution of this matter involves litigation for which the outcome is uncertain.

Movement of deferred tax assets and liabilities
	Cash flow hedges	Loan impairment provisions	Property, plant and equipment	FVOCI investments	Relief for tax losses[2]	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m
Assets	138	59	191	329	601	204	1,522
Liabilities	—	—	—	(197)	—	(53)	(250)
At 1 Jan 2024	138	59	191	132	601	151	1,272
Income statement	—	(15)	(44)	(40)	(145)	(44)	(288)
Other comprehensive income	(39)	—	—	(23)	—	4	(58)
Foreign exchange and other adjustments	(2)	(2)	1	7	(14)	(26)	(36)
At 31 Dec 2024	97	42	148	76	442	85	890
Assets[3]	97	42	148	76	442	131	936
Liabilities[3]	—	—	—	—	—	(46)	(46)

Assets	391	60	227	474	628	151	1,931
Liabilities	—	—	—	(351)	—	—	(351)
At 1 Jan 2023	391	60	227	123	628	151	1,580
Income statement	—	(4)	(36)	44	(17)	(28)	(41)
Other comprehensive income	(252)	—	—	(43)	—	65	(230)
Foreign exchange and other adjustments	(1)	3	—	8	(10)	(37)	(37)
At 31 Dec 2023	138	59	191	132	601	151	1,272
Assets[3]	138	59	191	329	601	204	1,522
Liabilities[3]	—	—	—	(197)	—	(53)	(250)
1    Other deferred tax assets and liabilities relate to share-based payments, expense provisions and other temporary differences.
2    The deferred tax asset recognised in respect of tax losses mainly relates to France (£414m), US State tax losses of the New York branch of HSBC Bank plc (£16m), and Switzerland (£11m), all of which are supported by future profit forecasts.
3    After netting off balances within countries, the balances as disclosed in the financial statements are as follows: deferred tax assets £895m (2023: £1,278m); and deferred tax liabilities £5m (2023: £6m).
Management has assessed the likely availability of future taxable profits against which to recover the deferred tax assets of the the group, taking into consideration the reversal of existing taxable temporary differences, past business performance and forecasts of future business performance. During 2024, £124m of deferred tax in respect of French tax losses incurred in prior periods was derecognised and no deferred tax was recognised on French tax losses arising during 2024, as management were not satisfied that there was sufficient evidence of future taxable profits to support recognition of this amount.
The group’s net deferred tax asset of £890m (2023: £1,272m) included a net UK deferred tax asset of £347m (2023: £441m) and a net deferred asset of £391m (2023: £693m) in France, of which £414m (2023: £566m) related to tax losses which are expected to be substantially recovered within 12 years.
Management is satisfied that although the Group recorded a tax loss in France in the year, the aforementioned evidence is sufficient to support the French deferred tax assets which have been recognised. The UK deferred tax assets are supported by future profit forecasts for the whole of HSBC's UK tax group. This includes a number of companies which are not part of the HSBC Bank plc group, in particular HSBC UK Bank plc and its subsidiaries.
Unrecognised deferred tax
The amount of temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was £2,117m (2023: £673m). These amounts include unused tax losses, tax credits and temporary differences of £1,496m (2023: £668m) arising in the New York branch of HSBC Bank plc and £566m (2023: nil) in respect of French tax losses for which there is insufficient evidence of future taxable profits to support recognition. £53m of the unrecognised losses expire before 10 years and the remaining unrecognised losses either expire after 10 years or do not expire.
Deferred tax is not recognised in respect of the group’s investments in subsidiaries and branches where HSBC Bank plc is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is £4.0bn (2023: £3.7bn) and the corresponding unrecognised deferred tax liability was £31m (2023: £27m).